Loans to Customers, net - Allowance for loan losses (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Jan. 01, 2018 CLP ($)
Allowances for loan losses
Balance as of beginning of period		$ (24,955,692)
Balance as of end of period	$ (39,419,340)	(27,341,254)	$ (24,955,692)
Commercial loans
Allowances for loan losses
Balance as of beginning of period		(13,739,589)
Balance as of end of period		(15,209,534)	(13,739,589)
Mortgage loans
Allowances for loan losses
Balance as of beginning of period		(7,445,221)
Balance as of end of period		(8,017,743)	(7,445,221)
Consumer loans
Allowances for loan losses
Balance as of beginning of period		(3,770,882)
Balance as of end of period		(4,113,977)	(3,770,882)
Accumulated Amortization
Allowances for loan losses
Balance as of beginning of period		495,821	554,769
Impact adoption IFRS				$ 73,817
Charge-offs		(292,923)	(318,790)
Sales or transfer of credits		(958)	(11,595)
Allowances (released) established, net		309,621	271,437
Balance as of end of period		585,378	495,821
Accumulated Amortization | Commercial loans
Allowances for loan losses
Balance as of beginning of period		221,229	272,274
Impact adoption IFRS				181
Charge-offs		(52,419)	(58,716)
Sales or transfer of credits		(958)	(11,595)
Allowances (released) established, net		60,831	19,266
Balance as of end of period		228,864	221,229
Accumulated Amortization | Mortgage loans
Allowances for loan losses
Balance as of beginning of period		32,015	32,747
Impact adoption IFRS				1,762
Charge-offs		(6,993)	(5,093)
Allowances (released) established, net		7,546	4,361
Balance as of end of period		34,330	32,015
Accumulated Amortization | Consumer loans
Allowances for loan losses
Balance as of beginning of period		242,577	249,748
Impact adoption IFRS				$ 71,874
Charge-offs		(233,511)	(254,981)
Allowances (released) established, net		241,244	247,810
Balance as of end of period		$ 322,184	$ 242,577